Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 15, 2018	Feb. 28, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation				Nov. 29, 2017
Gross proceeds from initial public offering	$ 200,000,000				$ 200,000,000	$ 200,000,000
Proceeds from sale of private placement units	$ 6,000,000				$ 6,000,000	$ 6,000,000
Sale of stock price per unit	$ 10.00			$ 10.00
Minimum percentage of fair market value of business acquisition to trust account balance	80.00%
Minimum ownership percentage to be acquired for not to be registered as an investment company	50.00%
Net tangible assets	$ 5,000,001
Shares redemption obligation percentage				100.00%		100.00%
Business combination and initial public offering completion period description				If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or February 15, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.		If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or February 15, 2020 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Period for business combination from closing of Initial Public Offering				24 months		24 months
Interest to pay dissolution expenses				$ 100,000		$ 100,000
Share redemption price per share				$ 10.00		$ 10.00
Amount available in operating bank account				$ 428,000		$ 550,000
Interest available				4,200,000		3,100,000
Working capital				$ 1,000,000		585,000
Receipt from capital contribution			$ 25,000
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit				$ 12.00
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from sale of private placement units				$ 6,000,000		6,000,000
Receipt from capital contribution				25,000
Loans from sponsor				$ 325,000		$ 1,500,000
Loan repayment date				Feb. 20, 2018
Class A Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering	20,000,000
Sale of stock price per unit	$ 10.00			$ 10.00
Offering costs				$ 11,900,000		$ 11,945,186
Deferred underwriting commissions				$ 7,000,000		$ 7,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit	10.00
IPO [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Shares redemption percentage				15.00%		15.00%
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit	$ 10.00					$ 10.00
Underwriters option granted, period	45 days
Number of additional units purchased by underwriters	3,000,000
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in initial public offering		4,000,000
Sale of stock price per unit	$ 1.50
Initial Public Offering and Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Gross proceeds from initial public offering	$ 200,000,000
Sale of stock price per unit	$ 10.00